Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($) [2]	Dec. 31, 2020 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, asset		$ (10,432)	[1]		$ (560)	$ (11,143)
Deferred tax liabilities		3,771	[1]		$ 124	2,474
Deferred income tax related to consolidated statement of financial position		(6,661)		$ (5,582)		(8,669)	$ (6,298)
Deferred income tax related to consolidated statement of income	$ (1,939)	(363)		497
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(60)				(64)
Deferred income tax related to consolidated statement of income	(10)	(18)		76
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(61)				23
Deferred income tax related to consolidated statement of income	72	(37)		(33)
Prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		43				26
Deferred income tax related to consolidated statement of income	(17)	41		(19)
Property, plant and equipment, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(863)				(1,006)
Deferred income tax related to consolidated statement of income	(90)	128		(392)
Rights of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		197				176
Deferred income tax related to consolidated statement of income	(22)	197		0
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		20				(325)
Deferred income tax related to consolidated statement of income	(389)	24		74
Finite useful lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		148				(128)
Deferred income tax related to consolidated statement of income	(275)	(78)		182
Indefinite lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		1,039				796
Deferred income tax related to consolidated statement of income	140	114		31
Post-employment and other non-current employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(387)				(381)
Deferred income tax related to consolidated statement of income	4	65		(114)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(7)				74
Deferred income tax related to consolidated statement of income	80	(12)		(39)
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(2,169)				(1,627)
Deferred income tax related to consolidated statement of income	182	(94)		1,146
Employee profit sharing payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(201)				(208)
Deferred income tax related to consolidated statement of income	(7)	17		0
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(9,224)				(6,915)
Deferred income tax related to consolidated statement of income	2,342	(1,268)		(1,082)
Tax credits to recover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(1,855)				(2,594)
Deferred income tax related to consolidated statement of income	(1,629)	(122)		(109)
Cumulative other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(721)				(590)
Deferred income tax related to consolidated statement of income	86	29		(54)
Liabilities of amortization of goodwill of business acquisition
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		7,663				6,554
Deferred income tax related to consolidated statement of income	0	860		1,125
Financial leasing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(190)				(211)
Deferred income tax related to consolidated statement of income	(23)	(190)		0
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(33)				$ (2,269)
Deferred income tax related to consolidated statement of income	$ (2,383)	$ (19)		$ (295)

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3